Condensed Statements of Operations and Comprehensive Loss of Parent Company (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Revenues		¥ 469,533	$ 72,166	¥ 363,823	¥ 232,197
Cost of revenues	[1]	(94,640)	(14,546)	(55,707)	(33,392)
Gross profit		374,893	57,620	308,116	198,805
Operating expenses:
Sales and marketing expenses	[1]	(192,413)	(29,573)	(139,781)	(88,364)
Research and development expenses	[1]	(257,921)	(39,642)	(160,387)	(97,553)
General and administrative expenses	[1]	(143,743)	(22,093)	(88,108)	(60,820)
Total operating expenses	[1]	(594,077)	(91,308)	(388,276)	(246,737)
Loss from operations		(219,184)	(33,688)	(80,160)	(47,932)
Net loss		(239,124)	(36,753)	(98,627)	(61,773)
Accretions to preferred shares redemption value				(16,725)	(19,707)
Cumulative dividend to preferred shareholders				(12,990)	(16,642)
Net loss attributable to Gridsum's ordinary shareholders		(238,996)	(36,733)	(128,289)	(98,106)
Comprehensive loss		(259,448)	(39,876)	(89,651)	(81,087)
Gridsum Holding Inc.
Condensed Income Statements, Captions [Line Items]
Revenues		0	0	0	0
Cost of revenues		0	0	0	0
Gross profit		0	0	0	0
Operating expenses:
Sales and marketing expenses		0	0	0	0
Research and development expenses		0	0	0	0
General and administrative expenses		(872)	(134)	(802)	(565)
Total operating expenses				(802)	(565)
Loss from operations		(872)	(134)	(802)	(565)
Loss from subsidiaries and VIEs		(238,124)	(36,599)	(97,772)	(61,192)
Net loss		(238,996)	(36,733)	(98,574)	(61,757)
Accretions to preferred shares redemption value				(16,725)	(19,707)
Cumulative dividend to preferred shareholders				(12,990)	(16,642)
Net loss attributable to Gridsum's ordinary shareholders		(238,996)	(36,733)	(128,289)	(98,106)
Comprehensive loss		¥ (259,576)	$ (39,896)	¥ (89,704)	¥ (81,103)

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 335 319 501 77 Sales and marketing expenses 1,651 2,252 4,739 728 Research and development expenses 3,347 3,955 8,641 1,328 General and administrative expenses 3,473 4,103 9,042 1,390